Note 29 - Provisions - Reconciliation of Site Restoration Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance January 1	$ 3,567	$ 3,346
Unwinding of discount	0	2
Change in estimate - adjustment capitalised in Property, plant and equipment	(408)	219
Acquisition - Maligreen	135	0
Balance December 31	$ 3,294	$ 3,567